FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 1,204,841	R$ 484,043
Non-current assets	764,156	857,377
Current liabilities	(1,010,897)	(1,991,118)
Non-current liabilities	(5,060,920)	(6,126,282)
Total, net	R$ (4,102,820)	R$ (6,775,980)